Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Schedule Of Commitments And Contingencies [Line Items]
General partner capital funding	$ 5,000.0
Consolidated entities net assets restricted as to payment of cash dividends and advances to partnership	106.6
Total investments at risk in respect of guarantees extended	$ 27.9
Contingent obligations currently anticipated to expire end	2032
Provision for cash clawback	$ 1,100.0
Contingent Obligations (Clawback)	6,400.0
Loss Contingency Accrual, Payments	$ 14.3
Blackstone Real Estate Investment Trust or BREIT [Member]
Schedule Of Commitments And Contingencies [Line Items]
Percentage Of Incremental Cash Payment In Excess Of Target Return	5.00%
Security Owned and Pledged as Collateral, Associated Liabilities, Fair Value	$ 564.0
Investments Pledged fair value	$ 1,100.0
Common stock, value, subscriptions		$ 4,500.0
Blackstone Real Estate Investment Trust or BREIT [Member] | University of California [Member]
Schedule Of Commitments And Contingencies [Line Items]
Percentage of targeted annualized net return	11.25%
Cost of the investment	$ 4,500.0
Blackstone Holdings
Schedule Of Commitments And Contingencies [Line Items]
Loans held By employees for investment guaranteed	79.8
Contingent Obligations (Clawback)	6,000.0
Loss Contingency Accrual, Payments	9.3
Current And Former Blackstone Personnel
Schedule Of Commitments And Contingencies [Line Items]
Loss Contingency Accrual, Payments	5.0
Consolidated Blackstone Funds
Schedule Of Commitments And Contingencies [Line Items]
Funds signed investment commitments	364.4
Consolidated Blackstone Funds | Portfolio Company Acquisition
Schedule Of Commitments And Contingencies [Line Items]
Signed investment commitments for portfolio company acquisitions in process of closing	$ 210.6